UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Courtney R. Taylor

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund Investment Portfolio June 30, 2014

unaudited

Bonds, notes & other debt instruments 92.92%
	Principal amount	Value
Euros 22.55%	(000)	(000)

Spanish Government 3.75% 2018	€ 12,040	US$ 18,273
Spanish Government 4.50% 2018	65,875	101,444
Spanish Government 2.75% 2019	126,890	185,583
Spanish Government 5.85% 2022	61,700	106,406
Spanish Government 5.40% 2023	81,550	137,275
Spanish Government 3.80% 2024	50,831	76,331
Spanish Government 5.15% 2044	68,325	112,935
Irish Government 4.50% 2020	115,525	187,254
Irish Government 3.40% 2024	180,850	269,792
Irish Government 5.40% 2025	14,250	24,744
Italian Government 3.50% 2018	13,850	20,673
Italian Government 4.50% 2019	9,540	14,965
Italian Government 4.25% 2020	39,500	61,786
Italian Government 5.50% 2022	34,750	58,468
Italian Government 4.50% 2023	52,475	82,684
Italian Government 4.50% 2024	32,100	50,579
German Government, Series 159, 2.00% 2016	23,990	33,920
German Government, Series 7, 4.00% 2018	11,175	17,390
German Government 1.75% 2020[1]	79,116	123,265
German Government 3.00% 2020	25,200	39,600
German Government 1.50% 2023	5,450	7,750
German Government 6.25% 2024	346	693
German Government, Series 00, 5.50% 2031	5,150	10,624
German Government 3.25% 2042	3,375	5,688
German Government 2.50% 2044	14,000	20,563
Portuguese Government 4.45% 2018	16,975	25,381
Portuguese Government 4.75% 2019	83,300	126,756
Portuguese Government 3.85% 2021	37,705	54,208
Portuguese Government 4.95% 2023	11,230	16,996
Portuguese Government 5.65% 2024	5,090	8,104
Belgium (Kingdom of), Series 67, 3.00% 2019	2,670	4,101
Belgium (Kingdom of), Series 68, 2.25% 2023	7	10
Belgium (Kingdom of), Series 72, 2.60% 2024	85,500	126,698
Belgium (Kingdom of), Series 71, 3.75% 2045	11,910	19,525
Netherlands Government Eurobond 3.25% 2015	9,650	13,655
Netherlands Government Eurobond 1.25% 2019	43,300	61,505
Netherlands Government Eurobond 2.25% 2022	8,300	12,345
Netherlands Government Eurobond 2.00% 2024	14,175	20,348
Greek Government 2.00%/3.00% 2023[2]	4,055	4,644
Greek Government 2.00%/3.00% 2024[2]	4,055	4,517
Greek Government 2.00%/3.00% 2025[2]	4,055	4,388
Greek Government 2.00%/3.00% 2026[2]	4,055	4,269
Greek Government 2.00%/3.00% 2027[2]	4,050	4,156
Greek Government 2.00%/3.00% 2028[2]	4,060	4,078
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2029[2]	€ 4,550	US$ 4,522
Greek Government 2.00%/3.00% 2030[2]	4,550	4,460
Greek Government 2.00%/3.00% 2031[2]	4,550	4,409
Greek Government 2.00%/3.00% 2032[2]	4,550	4,364
Greek Government 2.00%/3.00% 2033[2]	4,550	4,322
Greek Government 2.00%/3.00% 2034[2]	4,550	4,292
Greek Government 2.00%/3.00% 2035[2]	4,550	4,266
Greek Government 2.00%/3.00% 2036[2]	6,695	6,241
Greek Government 2.00%/3.00% 2037[2]	7,045	6,542
Greek Government 2.00%/3.00% 2038[2]	5,845	5,422
Greek Government 2.00%/3.00% 2039[2]	4,945	4,593
Greek Government 2.00%/3.00% 2040[2]	7,595	7,030
Greek Government 2.00%/3.00% 2041[2]	9,995	9,252
Greek Government 2.00%/3.00% 2042[2]	5,845	5,405
Hungarian Government 5.75% 2018	38,390	59,729
Hungarian Government 6.00% 2019	23,625	37,758
Hungarian Government 3.875% 2020	2,000	2,944
Barclays Bank PLC 4.00% 2019[3]	8,950	14,321
Barclays Bank PLC 6.00% 2021	18,725	30,655
Barclays Bank Plc 6.625% 2022	7,250	12,398
French Government O.A.T. Eurobond 1.00% 2018	31,100	43,657
French Government O.A.T. Eurobond 2.25% 2024	6,630	9,623
HBOS PLC 4.375% 2019[4]	885	1,220
Lloyds Banking Group PLC 6.50% 2020	26,550	44,263
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	26,817
CaixaBank, SA 5.00% 2023[4]	17,300	25,657
HSBC Bank PLC 4.00% 2021	1,000	1,606
HSBC Holdings PLC 3.375% 2024[4]	15,975	23,168
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,273
Imperial Tobacco Finance PLC 5.00% 2019	12,425	20,166
Svenska Handelsbanken AB 2.656% 2024[4]	16,225	22,949
Slovenia (Republic of) 4.375% 2019	5,140	7,838
Slovenia (Republic of) 4.125% 2020	7,780	11,780
France Télécom 5.625% 2018	1,500	2,420
France Télécom 3.125% 2024	9,500	14,137
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024[4]	11,100	15,643
GE Capital European Funding 5.375% 2020	9,100	15,283
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[3]	9,750	14,524
Intesa Sanpaolo SpA 6.625% 2023	8,260	13,796
European Investment Bank 4.75% 2017	8,490	13,365
National Grid Transco PLC 5.00% 2018	3,275	5,203
National Grid Transco PLC 4.375% 2020	4,000	6,393
Latvia (Republic of) 2.625% 2021	8,000	11,452
Schering-Plough Corp. 5.375% 2014	8,105	11,239
Canadian Government 3.50% 2020	7,000	11,148
BPCE SA group 4.625% 2023	6,000	9,269
BPCE SA group 6.117% 2049[4]	700	1,069
Standard Chartered Bank 5.875% 2017	6,000	9,391
Mondelez International, Inc. 2.375% 2021	6,300	8,992
Assicurazioni Generali SPA 7.75% 2042[4]	2,100	3,610
Assicurazioni Generali SPA 10.125% 2042	2,700	5,168
Aviva PLC, junior subordinated 5.70% (undated)[4]	5,460	7,757
Finland (Republic of) 1.625% 2022	1,300	1,842
Finland (Republic of) 2.00% 2024	1,350	1,942
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Finland (Republic of) 4.00% 2025	€1,100	US$ 1,870
Finland (Republic of) 2.75% 2028	1,300	1,966
AT&T Inc. 6.125% 2015	4,500	6,433
Daimler AG, Series 6, 4.125% 2017	3,725	5,554
RCI Banque 2.875% 2018	3,700	5,387
Volvo Treasury AB 5.00% 2017	3,500	5,350
Shell International Finance BV 4.50% 2016	3,000	4,387
Rabobank Nederland 3.875% 2023	2,925	4,356
Gas Natural SGD, SA 4.125% 2018	2,750	4,176
Schaeffler Holding Finance BV 6.875% 2018[4,5]	2,800	4,045
BMW Group 3.875% 2017	2,000	2,964
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,797
Skandinaviska Enskilda 4.25% 2018	1,500	2,311
Anheuser-Busch InBev NV 8.625% 2017	1,375	2,287
Altice Finco SA, First Lien, 7.25% 2022	1,500	2,182
Novartis Finance SA, 4.25% 2016	1,250	1,840
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	1,250	1,836
Wind Acquisition SA 7.375% 2018	925	1,339
		3,005,034
Japanese yen 6.51%

Japanese Government, Series 331, 0.10% 2015	¥ 2,075,000	20,490
Japanese Government, Series 89, 0.40% 2015	6,889,000	68,222
Japanese Government, Series 269, 1.30% 2015	15,039,000	149,789
Japanese Government, Series 340, 0.10% 2016	6,150,000	60,734
Japanese Government, Series 284, 1.70% 2016	7,700,000	79,035
Japanese Government, Series 281, 2.00% 2016	1,415,000	14,495
Japanese Government, Series 14, 1.20% 2017[1]	1,298,712	14,649
Japanese Government, Series 289, 1.50% 2017	2,993,000	30,968
Japanese Government, Series 113, 0.30% 2018	5,000	50
Japanese Government, Series 312, 1.20% 2020	4,862,650	50,920
Japanese Government, Series 315, 1.20% 2021	12,707,800	133,325
Japanese Government, Series 321, 1.00% 2022	990,000	10,246
Japanese Government, Series 17, 0.10% 2023[1]	2,849,500	30,531
Japanese Government, Series 116, 2.20% 2030	1,985,000	22,857
Japanese Government, Series 136, 1.60% 2032	6,249,400	65,311
Japanese Government, Series 21, 2.30% 2035	8,040,000	91,096
Japanese Government, Series 29, 2.40% 2038	927,600	10,716
Japanese Government, Series 37, 1.90% 2042	263,250	2,745
Japanese Government, Series 36, 2.00% 2042	340,000	3,625
European Investment Bank 1.40% 2017	721,700	7,418
		867,222
British pounds 4.66%

United Kingdom 2.75% 2015	£41,920	72,647
United Kingdom 1.25% 2018	61,250	102,628
United Kingdom 1.75% 2019	42,010	70,936
United Kingdom 3.75% 2020	50,900	94,984
United Kingdom 3.75% 2021	31,400	58,740
United Kingdom 1.75% 2022	4,750	7,654
United Kingdom 2.25% 2023	19,815	32,765
United Kingdom 4.75% 2030	5,435	11,194
United Kingdom 4.50% 2034	4,170	8,410
United Kingdom 4.25% 2040	8,355	16,464
Bonds, notes & other debt instruments
	Principal amount	Value
British pounds (continued)	(000)	(000)

United Kingdom 3.25% 2044	£16,555	US$ 27,461
France Télécom 5.00% 2016	10,225	18,521
France Télécom 7.25% 2020	4,425	9,296
RSA Insurance Group PLC 9.375% 2039[4]	6,583	13,791
RSA Insurance Group PLC 8.50% (undated)[4]	6,900	12,132
Deutsche Telekom International Finance BV 6.50% 2022	7,050	14,534
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	3,900	7,013
Telecom Italia SpA 6.375% 2019	3,000	5,612
Bank of Scotland PLC 9.375% 2021	980	2,185
Lloyds TSB Bank PLC 10.75% 2021[4]	1,025	2,090
Lloyds Banking Group PLC 7.625% 2025	2,550	5,500
Barclays Bank PLC 10.00% 2021	4,000	9,041
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,6]	2,400	4,011
National Grid Transco PLC 4.00% 2027	2,250	3,838
Wal-Mart Stores, Inc. 5.625% 2034	1,000	2,103
BNP Paribas 5.75% 2022	1,100	2,087
Tesco PLC 5.50% 2033	890	1,626
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,609
General Electric Capital Corp. 5.625% 2031	750	1,511
		620,383
Mexican pesos 3.28%

United Mexican States Government, Series M10, 8.00% 2015	MXN 166,000	13,663
United Mexican States Government, Series M, 6.25% 2016	307,500	25,050
United Mexican States Government, Series M, 5.00% 2017	255,000	20,379
United Mexican States Government, Series M10, 7.75% 2017	666,000	57,481
United Mexican States Government 4.00% 2019[1]	307,900	26,827
United Mexican States Government, Series M, 8.00% 2020	230,000	20,471
United Mexican States Government, Series M, 6.50% 2021	1,327,500	110,125
United Mexican States Government 2.00% 2022[1]	459,284	35,361
United Mexican States Government, Series M20, 10.00% 2024	305,500	31,502
United Mexican States Government, Series M30, 10.00% 2036	561,400	60,346
United Mexican States Government 4.00% 2040[1]	260,688	22,760
United Mexican States Government, Series M, 7.75% 2042	102,500	8,969
Red de Carreteras de Occidente 9.00% 2028[3]	36,950	2,738
América Móvil, SAB de CV 8.46% 2036	15,000	1,143
		436,815
Polish zloty 2.75%

Polish Government, Series 1017, 5.25% 2017	PLN261,512	93,005
Polish Government, Series 0718, 2.50% 2018	254,000	82,514
Polish Government, Series 1020, 5.25% 2020	183,150	67,516
Polish Government, Series 1021, 5.75% 2021	175,895	67,178
Polish Government, Series 0922, 5.75% 2022	119,755	46,144
Polish Government, Series 102, 4.00% 2023	30,930	10,631
		366,988
South Korean won 1.19%

South Korean Government 5.50% 2017	KRW76,543,470	82,025
South Korean Government, Series 2206, 3.75% 2022	45,561,550	47,234
South Korean Government, Series 2303, 3.00% 2023	29,548,210	28,995
		158,254
Bonds, notes & other debt instruments
	Principal amount	Value
Swedish kronor 1.18%	(000)	(000)

Swedish Government, Series 1050, 3.00% 2016	SKr181,300	US$ 28,531
Swedish Government, Series 1051, 3.75% 2017	156,505	25,676
Swedish Government, Series 105, 4.25% 2019	39,010	6,722
Swedish Government, Series 1047, 5.00% 2020	286,600	52,734
Swedish Government, Series 105, 3.50% 2022	251,980	43,360
		157,023
Colombian pesos 0.93%

Colombia (Republic of) Global 12.00% 2015	COP 643,000	375
Colombia (Republic of), Series B, 5.00% 2018	122,824,800	63,228
Colombia (Republic of), Series B, 7.00% 2022	17,195,400	9,442
Colombia (Republic of), Series B, 10.00% 2024	8,962,000	5,955
Colombia (Republic of) Global 9.85% 2027	1,164,000	815
Colombia (Republic of), Series B, 6.00% 2028	91,497,800	44,489
		124,304
Brazilian reais 0.82%

Brazil (Federal Republic of) 10.00% 2017	BRL 5,000	2,189
Brazil (Federal Republic of) 6.00% 2017[1]	32,236	14,656
Brazil (Federal Republic of) 6.00% 2018[1]	59,334	26,869
Brazil (Federal Republic of) 6.00% 2022[1]	11,892	5,352
Brazil (Federal Republic of) 10.00% 2023	62,480	25,429
Brazil (Federal Republic of) 10.00% 2025	83,520	33,314
Brazil (Federal Republic of) 6.00% 2050[1]	4,965	2,178
		109,987
Russian rubles 0.65%

Russian Federation 6.20% 2018	RUB 841,350	23,488
Russian Federation 7.50% 2018	1,979,850	57,487
Russian Federation 7.60% 2022	180,000	5,121
		86,096
Norwegian kroner 0.64%

Norwegian Government 4.25% 2017	NKr201,750	35,478
Norwegian Government 4.50% 2019	141,580	26,074
Norwegian Government 3.75% 2021	126,000	22,781
Norwegian Government 3.00% 2024	6,600	1,126
		85,459
Hungarian forints 0.62%

Hungarian Government, Series 18/B, 4.00% 2018	HUF8,900,000	40,539
Hungarian Government, Series 22A, 7.00% 2022	1,300,000	6,884
Hungarian Government, Series 23A, 6.00% 2023	6,836,210	34,345
Hungarian Government, Series 25B, 5.50% 2025	279,490	1,363
		83,131
Canadian dollars 0.59%

Canadian Government 2.00% 2014	C$ 5,700	5,365
Canadian Government 2.00% 2016	3,500	3,338
Canadian Government 1.25% 2018	23,711	22,160
Canadian Government 3.25% 2021	26,360	26,979
Canadian Government 5.75% 2029	2,000	2,622
Canadian Government 5.00% 2037	2,650	3,430
Bonds, notes & other debt instruments
	Principal amount	Value
Canadian dollars (continued)	(000)	(000)

Canada Housing Trust 3.35% 2020	C$10,000	US$ 10,080
Hydro One Inc. 5.49% 2040	2,000	2,266
Rogers Communications Inc. 5.80% 2016	1,750	1,757
		77,997
Turkish lira 0.54%

Turkey (Republic of) 9.00% 2016	TRY 6,900	3,306
Turkey (Republic of) 10.50% 2020	25,125	12,927
Turkey (Republic of) 3.00% 2021[1]	28,798	14,531
Turkey (Republic of) 9.50% 2022	6,500	3,208
Turkey (Republic of) 2.80% 2023[1]	22,827	11,604
Turkey (Republic of) 3.00% 2023[1]	18,101	9,368
Turkey (Republic of) 8.80% 2023	36,160	17,179
		72,123
South African rand 0.51%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR358,250	32,879
South Africa (Republic of), Series R-214, 6.50% 2041	498,800	35,044
		67,923
Israeli shekels 0.50%

Israeli Government 5.50% 2017	ILS 40,890	13,300
Israeli Government 4.25% 2023	161,550	52,878
		66,178
Malaysian ringgits 0.34%

Malaysian Government, Series 0113, 3.172% 2016	MYR23,500	7,303
Malaysian Government, Series 0214, 3.394% 2017	78,450	24,368
Malaysian Government, Series 0213, 3.26% 2018	43,490	13,372
		45,043
Australian dollars 0.30%

Queensland Treasury Corp., Series 15, 6.00% 2015	A$ 2,500	2,460
Queensland Treasury Corp., Series 17, 6.00% 2017	3,500	3,619
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	27,685
Australian Government, Series 133, 5.50% 2023	3,500	3,810
Australian Government, Series 136, 4.75% 2027	2,200	2,285
		39,859
Philippine pesos 0.16%

Philippines (Republic of) 4.95% 2021	PHP114,000	2,769
Philippines (Republic of) 6.375% 2022	170,000	4,539
Philippines (Republic of) 6.25% 2036	583,000	14,431
		21,739
Peru nuevos soles 0.11%

Peru (Republic of) 5.20% 2023	PEN43,000	15,281
Indonesian rupiah 0.10%

Indonesia (Republic of) 7.875% 2019	IDR123,000,000	10,438
Indonesia (Republic of) 8.375% 2034	29,000,000	2,353
		12,791
Bonds, notes & other debt instruments
	Principal amount	Value
Chilean pesos 0.08%	(000)	(000)

Chilean Government 5.50% 2020	CLP5,808,500	US$ 11,044
Singapore dollars 0.04%

Singapore (Republic of) 3.25% 2020	S$6,200	5,431
Nigerian naira 0.04%

Nigeria (Republic of) 10.00% 2030	NGN941,000	4,928
U.S. dollars 43.83%

U.S. Treasury 0.50% 2014	US$ 2,495	2,496
U.S. Treasury 2.625% 2014	2,500	2,505
U.S. Treasury 0.25% 2015	4,380	4,381
U.S. Treasury 0.375% 2015	45,470	45,586
U.S. Treasury 0.25% 2016	27,525	27,447
U.S. Treasury 0.375% 2016	16,500	16,509
U.S. Treasury 0.625% 2016	3,250	3,258
U.S. Treasury 1.00% 2016	33,130	33,452
U.S. Treasury 1.50% 2016[7]	22,000	22,453
U.S. Treasury 1.50% 2016	3,530	3,603
U.S. Treasury 1.75% 2016	2,500	2,563
U.S. Treasury 2.00% 2016[7]	26,500	27,220
U.S. Treasury 4.625% 2016	6,375	6,979
U.S. Treasury 5.125% 2016	6,375	6,937
U.S. Treasury 7.50% 2016	5,875	6,830
U.S. Treasury 0.625% 2017	162,240	160,447
U.S. Treasury 0.75% 2017	41,000	40,832
U.S. Treasury 0.875% 2017	41,000	41,180
U.S. Treasury 1.00% 2017	87,546	88,063
U.S. Treasury 2.375% 2017	39,000	40,714
U.S. Treasury 2.75% 2017	76,950	81,155
U.S. Treasury 0.625% 2018	15,600	15,232
U.S. Treasury 1.25% 2018	40,500	40,184
U.S. Treasury 1.375% 2018	3,250	3,246
U.S. Treasury 2.625% 2018	2,500	2,631
U.S. Treasury 3.50% 2018	35,600	38,565
U.S. Treasury 1.50% 2019	4,487	4,464
U.S. Treasury 1.625% 2019	62,900	62,895
U.S. Treasury 1.625% 2019	59,525	59,695
U.S. Treasury 1.125% 2020	128,100	123,126
U.S. Treasury 1.25% 2020	41,075	39,836
U.S. Treasury 1.375% 2020	168,900	164,216
U.S. Treasury 2.00% 2020	3,550	3,557
U.S. Treasury 1.625% 2022	5,500	5,196
U.S. Treasury 1.75% 2023	43,000	40,711
U.S. Treasury 2.50% 2023	103,012	103,580
U.S. Treasury 2.75% 2023	40,000	40,980
U.S. Treasury 2.50% 2024	40,810	40,730
U.S. Treasury 4.375% 2040	5,750	6,880
U.S. Treasury 2.875% 2043	17,033	15,531
U.S. Treasury 3.625% 2043	2,450	2,582
U.S. Treasury 3.625% 2044	36,374	38,299
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	US$ 4,122	US$ 4,266
U.S. Treasury Inflation-Protected Security 0.125% 2018[1]	6,153	6,357
U.S. Treasury Inflation-Protected Security 0.125% 2019[1]	139,505	143,657
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	27,125	27,648
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	157,793	163,475
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	6,917	8,380
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	3,147	2,957
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	61,891	67,935
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[3]	7,000	6,744
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[3]	6,989	6,920
Fannie Mae 4.00% 2024[3]	866	925
Fannie Mae 4.00% 2024[3]	734	785
Fannie Mae 4.00% 2025[3]	921	984
Fannie Mae, Series 2001-4, Class GA, 9.467% 2025[3,4]	4	5
Fannie Mae 2.50% 2026[3]	635	647
Fannie Mae 2.50% 2026[3]	358	364
Fannie Mae 6.00% 2026[3]	268	302
Fannie Mae 2.50% 2027[3]	895	910
Fannie Mae 2.50% 2027[3]	578	588
Fannie Mae 2.50% 2027[3]	94	96
Fannie Mae 2.50% 2027[3]	45	46
Fannie Mae 2.50% 2027[3]	42	43
Fannie Mae 2.50% 2027[3]	42	42
Fannie Mae 2.50% 2028[3]	9,507	9,670
Fannie Mae 2.50% 2028[3]	3,225	3,280
Fannie Mae 2.50% 2028[3]	1,698	1,728
Fannie Mae 2.50% 2028[3]	1,366	1,389
Fannie Mae 2.50% 2028[3]	1,035	1,053
Fannie Mae 2.50% 2028[3]	1,030	1,048
Fannie Mae 2.50% 2028[3]	1,026	1,043
Fannie Mae 2.50% 2028[3]	1,018	1,035
Fannie Mae 2.50% 2028[3]	1,005	1,022
Fannie Mae 2.50% 2028[3]	984	1,001
Fannie Mae 2.50% 2028[3]	963	980
Fannie Mae 2.50% 2028[3]	962	979
Fannie Mae 2.50% 2028[3]	961	977
Fannie Mae 2.50% 2028[3]	957	973
Fannie Mae 2.50% 2028[3]	954	971
Fannie Mae 2.50% 2028[3]	934	950
Fannie Mae 2.50% 2028[3]	932	948
Fannie Mae 2.50% 2028[3]	931	947
Fannie Mae 2.50% 2028[3]	921	937
Fannie Mae 2.50% 2028[3]	906	922
Fannie Mae 2.50% 2028[3]	900	916
Fannie Mae 2.50% 2028[3]	894	910
Fannie Mae 2.50% 2028[3]	893	908
Fannie Mae 2.50% 2028[3]	890	905
Fannie Mae 2.50% 2028[3]	886	901
Fannie Mae 2.50% 2028[3]	878	893
Fannie Mae 2.50% 2028[3]	858	873
Fannie Mae 2.50% 2028[3]	838	852
Fannie Mae 2.50% 2028[3]	815	828
Fannie Mae 2.50% 2028[3]	795	808
Fannie Mae 2.50% 2028[3]	788	801
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[3]	US$783	US$796
Fannie Mae 2.50% 2028[3]	776	789
Fannie Mae 2.50% 2028[3]	760	773
Fannie Mae 2.50% 2028[3]	748	761
Fannie Mae 2.50% 2028[3]	731	743
Fannie Mae 2.50% 2028[3]	716	729
Fannie Mae 2.50% 2028[3]	622	633
Fannie Mae 2.50% 2028[3]	598	609
Fannie Mae 2.50% 2028[3]	596	606
Fannie Mae 2.50% 2028[3]	591	602
Fannie Mae 2.50% 2028[3]	534	543
Fannie Mae 2.50% 2028[3]	509	518
Fannie Mae 2.50% 2028[3]	495	503
Fannie Mae 2.50% 2028[3]	495	503
Fannie Mae 2.50% 2028[3]	491	499
Fannie Mae 2.50% 2028[3]	489	498
Fannie Mae 2.50% 2028[3]	485	493
Fannie Mae 2.50% 2028[3]	482	490
Fannie Mae 2.50% 2028[3]	476	484
Fannie Mae 2.50% 2028[3]	470	478
Fannie Mae 2.50% 2028[3]	468	476
Fannie Mae 2.50% 2028[3]	468	476
Fannie Mae 2.50% 2028[3]	460	468
Fannie Mae 2.50% 2028[3]	449	456
Fannie Mae 2.50% 2028[3]	445	453
Fannie Mae 2.50% 2028[3]	427	435
Fannie Mae 2.50% 2028[3]	409	416
Fannie Mae 2.50% 2028[3]	384	390
Fannie Mae 2.50% 2028[3]	382	388
Fannie Mae 2.50% 2028[3]	378	384
Fannie Mae 2.50% 2028[3]	375	381
Fannie Mae 2.50% 2028[3]	370	376
Fannie Mae 2.50% 2028[3]	333	338
Fannie Mae 2.50% 2028[3]	330	335
Fannie Mae 2.50% 2028[3]	329	335
Fannie Mae 2.50% 2028[3]	322	328
Fannie Mae 2.50% 2028[3]	318	324
Fannie Mae 2.50% 2028[3]	315	321
Fannie Mae 2.50% 2028[3]	311	317
Fannie Mae 2.50% 2028[3]	307	312
Fannie Mae 2.50% 2028[3]	304	310
Fannie Mae 2.50% 2028[3]	294	299
Fannie Mae 2.50% 2028[3]	294	299
Fannie Mae 2.50% 2028[3]	285	290
Fannie Mae 2.50% 2028[3]	273	278
Fannie Mae 2.50% 2028[3]	268	273
Fannie Mae 2.50% 2028[3]	253	257
Fannie Mae 2.50% 2028[3]	241	245
Fannie Mae 2.50% 2028[3]	233	237
Fannie Mae 2.50% 2028[3]	231	235
Fannie Mae 2.50% 2028[3]	231	235
Fannie Mae 2.50% 2028[3]	231	235
Fannie Mae 2.50% 2028[3]	228	232
Fannie Mae 2.50% 2028[3]	194	198
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[3]	US$ 185	US$ 189
Fannie Mae 2.50% 2028[3]	184	187
Fannie Mae 2.50% 2028[3]	183	187
Fannie Mae 2.50% 2028[3]	180	183
Fannie Mae 2.50% 2028[3]	179	182
Fannie Mae 2.50% 2028[3]	162	165
Fannie Mae 2.50% 2028[3]	161	164
Fannie Mae 2.50% 2028[3]	148	150
Fannie Mae 2.50% 2028[3]	148	150
Fannie Mae 2.50% 2028[3]	146	149
Fannie Mae 2.50% 2028[3]	144	147
Fannie Mae 2.50% 2028[3]	144	146
Fannie Mae 2.50% 2028[3]	142	144
Fannie Mae 2.50% 2028[3]	134	136
Fannie Mae 2.50% 2028[3]	120	123
Fannie Mae 2.50% 2028[3]	113	115
Fannie Mae 2.50% 2028[3]	111	113
Fannie Mae 2.50% 2028[3]	106	108
Fannie Mae 2.50% 2028[3]	103	105
Fannie Mae 2.50% 2028[3]	95	97
Fannie Mae 2.50% 2028[3]	94	95
Fannie Mae 2.50% 2028[3]	93	94
Fannie Mae 2.50% 2028[3]	92	94
Fannie Mae 2.50% 2028[3]	92	93
Fannie Mae 2.50% 2028[3]	87	89
Fannie Mae 2.50% 2028[3]	64	66
Fannie Mae 2.50% 2028[3]	61	62
Fannie Mae 2.50% 2028[3]	57	58
Fannie Mae 2.50% 2028[3]	54	55
Fannie Mae 2.50% 2028[3]	44	45
Fannie Mae 2.50% 2028[3]	38	39
Fannie Mae 2.50% 2028[3]	35	36
Fannie Mae 2.50% 2028[3]	35	35
Fannie Mae 5.50% 2033[3]	3,049	3,429
Fannie Mae 6.00% 2035[3]	184	208
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	1,380	1,253
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	359	395
Fannie Mae 5.50% 2038[3]	2,519	2,829
Fannie Mae 3.515% 2039[3,4]	691	727
Fannie Mae 3.566% 2039[3,4]	524	552
Fannie Mae 3.805% 2039[3,4]	217	227
Fannie Mae 3.942% 2039[3,4]	229	241
Fannie Mae 3.943% 2039[3,4]	194	205
Fannie Mae 3.966% 2039[3,4]	236	250
Fannie Mae 3.984% 2039[3,4]	291	307
Fannie Mae 4.377% 2040[3,4]	1,369	1,457
Fannie Mae 3.554% 2041[3,4]	5,590	5,857
Fannie Mae 4.00% 2041[3]	804	854
Fannie Mae 5.00% 2041[3]	11,256	12,579
Fannie Mae 5.00% 2041[3]	3,705	4,126
Fannie Mae 4.00% 2042[3]	7,400	7,866
Fannie Mae 3.00% 2043[3]	11,912	11,773
Fannie Mae 3.00% 2043[3]	9,335	9,226
Fannie Mae 3.00% 2043[3]	6,345	6,271
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 3.00% 2043[3]	US$ 4,965	US$ 4,907
Fannie Mae 3.00% 2043[3]	703	697
Fannie Mae 3.00% 2043[3]	486	482
Fannie Mae 3.00% 2043[3]	450	446
Fannie Mae 4.00% 2043[3]	25,514	27,170
Fannie Mae 4.00% 2043[3]	2,280	2,427
Fannie Mae 4.00% 2043[3]	1,126	1,196
Fannie Mae 4.00% 2043[3]	1,121	1,195
Fannie Mae 4.00% 2044[3,8]	78,150	82,888
Fannie Mae 4.50% 2044[3,8]	262,805	284,522
Fannie Mae 4.50% 2044[3,8]	71,415	77,141
Fannie Mae 6.50% 2047[3]	133	147
Fannie Mae 6.50% 2047[3]	126	139
Fannie Mae 6.50% 2047[3]	75	82
Fannie Mae 7.00% 2047[3]	175	196
Fannie Mae 6.50% 2048[3]	79	87
Hungarian Government 4.125% 2018	13,780	14,452
Hungarian Government 4.00% 2019	10,750	11,100
Hungarian Government 6.25% 2020	3,975	4,513
Hungarian Government 5.375% 2023	61,980	67,093
Hungarian Government 5.75% 2023	2,300	2,547
Hungarian Government 5.375% 2024	710	761
Hungarian Government 7.625% 2041	19,134	24,599
Verizon Communications Inc. 0.63% 2017[4]	2,200	2,204
Verizon Communications Inc. 1.35% 2017	1,360	1,360
Verizon Communications Inc. 3.45% 2021	6,840	7,077
Verizon Communications Inc. 5.15% 2023	18,550	20,787
Verizon Communications Inc. 4.15% 2024	15,630	16,343
Verizon Communications Inc. 5.05% 2034	8,190	8,756
Verizon Communications Inc. 6.55% 2043	21,958	27,688
State of California, Various Purpose G.O. Bonds, 6.20% 2019	18,700	22,566
State of California, Various Purpose G.O. Bonds, 7.30% 2039[3]	1,310	1,851
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	4,061
State of California, Various Purpose G.O. Bonds, 7.60% 2040	12,910	19,627
State of California, Various Purpose G.O. Bonds, 7.625% 2040[3]	11,850	17,488
Polish Government 6.375% 2019	11,110	13,193
Polish Government 5.00% 2022	10,800	12,031
Polish Government 4.00% 2024	30,635	31,937
Freddie Mac 0.75% 2018	11,300	11,121
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	7,000	6,945
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	4,590	4,563
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	5,372	5,387
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[3]	5,500	5,415
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	6,440	6,358
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[3]	6,000	6,001
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	2,317	2,111
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	373	342
Freddie Mac 6.00% 2038[3]	120	135
Freddie Mac 3.763% 2039[3,4]	310	325
Freddie Mac 4.00% 2043[3]	2,227	2,365
Freddie Mac 4.00% 2043[3]	1,288	1,368
Freddie Mac 4.00% 2043[3]	1,244	1,323
Ford Motor Credit Co. 2.375% 2018	31,025	31,716
Ford Motor Credit Co. 2.375% 2019	19,825	19,940
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Goldman Sachs Group, Inc. 2.625% 2019	US$14,620	US$14,829
Goldman Sachs Group, Inc. 3.85% 2024	16,255	16,234
Goldman Sachs Group, Inc. 4.00% 2024	16,800	17,140
Goldman Sachs Group, Inc. 4.80% 2044	1,710	1,705
Indonesia (Republic of) 6.875% 2018	1,550	1,781
Indonesia (Republic of) 5.875% 2020	24,077	26,846
Indonesia (Republic of) 5.875% 2020[6]	5,625	6,272
Indonesia (Republic of) 4.875% 2021	2,800	2,954
Indonesia (Republic of) 3.75% 2022	4,175	4,076
Indonesia (Republic of) 4.625% 2043	1,380	1,211
Indonesia (Republic of) 6.75% 2044	1,925	2,219
Indonesia (Republic of) 6.75% 2044[6]	925	1,066
Bermuda Government 5.603% 2020[6]	17,985	20,143
Bermuda Government 5.603% 2020	1,800	2,016
Bermuda Government 4.138% 2023[6]	4,900	4,925
Bermuda Government 4.854% 2024[6]	15,475	16,373
Kinder Morgan Energy Partners, LP 2.65% 2019	670	679
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	4,020
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,293
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,367
Kinder Morgan Energy Partners, LP 4.15% 2024	9,450	9,598
Kinder Morgan Energy Partners, LP 5.50% 2044	14,349	15,178
Petróleos Mexicanos 3.50% 2018	1,500	1,580
Petróleos Mexicanos 8.00% 2019	6,400	7,962
Petróleos Mexicanos 5.50% 2021	1,070	1,206
Petróleos Mexicanos 4.875% 2022	8,800	9,542
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,982
Petróleos Mexicanos 6.50% 2041	2,470	2,884
Petróleos Mexicanos 6.375% 2045[6]	7,000	8,146
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[3,4]	3,676	3,958
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[3]	6,490	7,110
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[3]	12,250	13,378
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[3]	8,143	9,118
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,4]	4,945	5,473
JPMorgan Chase & Co. 3.25% 2022	19,791	19,907
JPMorgan Chase & Co. 3.625% 2024	15,750	15,836
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% 2049[4]	3,000	2,998
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,4]	1,233	1,329
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[3]	2,086	2,259
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[3,4]	3,830	4,120
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,6]	6,750	7,015
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,6]	6,092	6,366
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[3,4]	11,145	12,307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[3]	3,000	3,309
HSBC Holdings PLC 4.125% 2020[6]	3,577	3,876
HSBC Bank PLC 4.75% 2021[6]	2,150	2,399
HSBC Holdings PLC 4.00% 2022	6,105	6,503
HSBC Holdings PLC 4.25% 2024	15,205	15,670
HSBC Holdings PLC 5.25% 2044	7,250	7,780
Latvia (Republic of) 2.75% 2020	12,415	12,322
Latvia (Republic of) 5.25% 2021	19,950	22,404
Citigroup Inc. 2.55% 2019	13,535	13,660
Citigroup Inc. 3.75% 2024	20,945	21,034
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

DaimlerChrysler North America Holding Corp. 2.625% 2016[6]	US$ 3,000	US$ 3,101
DaimlerChrysler North America Holding Corp. 2.40% 2017[6]	2,500	2,582
DaimlerChrysler North America Holding Corp. 2.375% 2018[6]	4,000	4,101
DaimlerChrysler North America Holding Corp. 2.875% 2021[6]	9,950	10,045
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,924
Lithuania (Republic of) 7.375% 2020	11,550	14,207
Lithuania (Republic of) 6.625% 2022	11,600	14,065
Lithuania (Republic of) 6.625% 2022[6]	2,000	2,425
Williams Partners LP 4.125% 2020	1,625	1,735
Williams Partners LP 5.25% 2020	10,405	11,750
Williams Partners LP 4.50% 2023	6,440	6,840
Williams Partners LP 4.30% 2024	7,235	7,556
Williams Partners LP 3.90% 2025	1,750	1,761
Slovenia (Republic of) 4.75% 2018[6]	6,960	7,526
Slovenia (Republic of) 4.125% 2019[6]	4,565	4,820
Slovenia (Republic of) 5.50% 2022[6]	1,600	1,758
Slovenia (Republic of) 5.85% 2023[6]	10,155	11,450
Slovenia (Republic of) 5.85% 2023	2,435	2,745
BPCE SA group 5.70% 2023[6]	17,420	19,238
BPCE SA group 5.15% 2024[6]	7,860	8,309
First Data Holdings, Inc. 14.50% 2019[5,6]	6,288	6,783
First Data Corp. 11.75% 2021	6,000	7,140
First Data Corp. 12.625% 2021	10,511	12,968
NBC Universal Enterprise, Inc. 0.911% 2018[4,6]	5,785	5,855
NBC Universal Enterprise, Inc. 1.974% 2019[6]	18,100	17,965
NBC Universal Enterprise, Inc. 5.25% (undated)[6]	2,335	2,452
Enel Finance International SA 3.875% 2014[6]	3,000	3,024
Enel Finance International SA 6.00% 2039[6]	4,740	5,411
Enel Società per Azioni 8.75% 2073[4,6]	15,000	17,766
Total Capital International 1.55% 2017	1,800	1,823
Total Capital International 2.10% 2019	2,400	2,413
Total Capital International 2.875% 2022	1,115	1,114
Total Capital International 3.75% 2024	19,350	20,172
AXA SA 8.60% 2030	18,550	24,973
Israeli Government 4.00% 2022	13,050	13,943
Israeli Government 3.15% 2023	10,700	10,700
Wells Fargo & Co., Series I, 3.50% 2022	18,350	18,990
Wells Fargo & Co. 4.10% 2026	3,900	3,952
StatoilHydro ASA 1.80% 2016	2,000	2,045
Statoil ASA 0.514% 2018[4]	5,460	5,468
Statoil ASA 1.95% 2018	4,515	4,558
Statoil ASA 3.70% 2024	6,325	6,624
Statoil ASA 4.25% 2041	3,000	3,031
Nordea Bank, Series 2, 3.70% 2014[6]	5,000	5,062
Nordea Bank AB 1.625% 2018[6]	2,645	2,634
Nordea Bank AB 4.875% 2021[6]	2,975	3,233
Nordea Bank AB 4.25% 2022[6]	10,050	10,425
Deutsche Telekom International Finance BV 3.125% 2016[6]	2,715	2,821
Deutsche Telekom International Finance BV 9.25% 2032	11,340	18,018
Anheuser-Busch InBev NV 6.875% 2019	14,400	17,719
Anheuser-Busch InBev NV 3.70% 2024	2,760	2,837
Iberdrola Finance Ireland 3.80% 2014[6]	1,185	1,192
Scottish Power PLC 5.375% 2015	8,200	8,463
Iberdrola Finance Ireland 5.00% 2019[6]	6,970	7,850
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Scottish Power PLC 5.81% 2025	US$ 2,500	US$ 2,934
AbbVie Inc. 1.75% 2017	5,500	5,526
AbbVie Inc. 2.90% 2022	8,110	7,853
AbbVie Inc. 4.40% 2042	7,090	6,898
Morgan Stanley 2.125% 2018	5,125	5,185
Morgan Stanley 2.50% 2019	14,625	14,803
Dollar General Corp. 1.875% 2018	4,388	4,355
Dollar General Corp. 3.25% 2023	16,459	15,565
Zambia (Republic of) 5.375% 2022	5,500	5,184
Zambia (Republic of) 5.375% 2022[6]	3,225	3,040
Zambia (Republic of) 8.50% 2024[6]	10,450	11,593
Morocco Government 4.25% 2022	5,700	5,732
Morocco Government 4.25% 2022[6]	2,500	2,514
Morocco Government 5.50% 2042	10,000	9,913
Morocco Government 5.50% 2042[6]	1,500	1,487
MetroPCS Wireless, Inc. 6.25% 2021	6,925	7,384
T-Mobile US, Inc. 6.731% 2022	2,500	2,706
MetroPCS Wireless, Inc. 6.625% 2023	8,425	9,183
Comcast Corp. 6.40% 2038	1,750	2,244
Comcast Corp. 4.65% 2042	10,550	10,962
Comcast Corp. 4.75% 2044	5,695	6,037
Westfield Group 5.70% 2016[6]	2,200	2,479
Westfield Group 7.125% 2018[6]	8,630	10,505
Westfield Group 6.75% 2019[6]	2,250	2,804
Westfield Group 4.625% 2021[6]	1,220	1,401
Westfield Group 3.375% 2022[6]	1,850	1,964
Developers Diversified Realty Corp. 5.50% 2015	5,190	5,389
Developers Diversified Realty Corp. 9.625% 2016	3,410	3,903
Developers Diversified Realty Corp. 7.50% 2017	3,260	3,764
Developers Diversified Realty Corp. 4.75% 2018	475	517
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,282
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	6,206
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,269
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,200
Bank of America Corp. 2.60% 2019	2,000	2,025
Bank of America Corp., Series L, 2.65% 2019	2,000	2,029
Bank of America Corp. 4.00% 2024	13,560	13,881
Intesa Sanpaolo SpA 5.017% 2024[6]	17,435	17,666
Electricité de France SA 1.15% 2017[6]	7,000	7,005
Electricité de France SA 4.60% 2020[6]	2,200	2,449
Electricité de France SA 6.95% 2039[6]	1,325	1,765
Electricité de France SA 4.875% 2044[6]	5,410	5,780
Gabonese Republic 6.375% 2024[3,6]	12,190	13,377
Gabonese Republic 6.375% 2024[3]	3,200	3,511
Credit Suisse Group AG 1.375% 2017	8,150	8,181
Credit Suisse Group AG 2.30% 2019	8,150	8,171
Time Inc., Term Loan B, 4.25% 2021[3,4,9]	4,250	4,278
Time Inc. 5.75% 2022[6]	1,575	1,595
Time Warner Inc. 4.05% 2023	9,575	9,946
Rabobank Nederland 4.625% 2023	14,905	15,775
Gilead Sciences, Inc. 2.40% 2014	735	741
Gilead Sciences, Inc. 3.05% 2016	2,920	3,061
Gilead Sciences, Inc. 3.70% 2024	5,680	5,841
Gilead Sciences, Inc. 4.80% 2044	5,710	6,072
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

American International Group, Inc. 3.80% 2017	US$ 5,500	US$ 5,880
American International Group, Inc. 3.375% 2020	6,000	6,242
American International Group, Inc. 4.125% 2024	3,120	3,289
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	6,125	6,630
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,6]	8,167	8,763
Sprint Nextel Corp. 7.00% 2020	3,950	4,389
Sprint Corp. 7.875% 2023[6]	9,800	10,927
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	15,106	15,293
CEZ, a s 4.25% 2022[6]	14,475	15,196
Altria Group, Inc. 9.95% 2038	2,500	4,156
Altria Group, Inc. 4.50% 2043	8,500	8,212
Altria Group, Inc. 5.375% 2044	2,250	2,470
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,188
Intelsat Jackson Holding Co. 6.625% 2022	12,950	13,581
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[6]	8,000	9,567
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[6]	3,275	3,848
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	1,135	1,126
Turkey (Republic of) 4.557% 2018[6]	5,065	5,318
Turkey (Republic of) 5.625% 2021	3,200	3,504
Turkey (Republic of) 6.25% 2022	4,915	5,551
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,396
Kimco Realty Corp. 5.584% 2015	2,003	2,134
Kimco Realty Corp. 5.70% 2017	500	559
Kimco Realty Corp. 4.30% 2018	500	542
Kimco Realty Corp. 6.875% 2019	8,010	9,641
Volvo Treasury AB 5.95% 2015[6]	13,390	13,905
Pfizer Inc. 2.10% 2019	7,500	7,544
Pfizer Inc. 3.40% 2024	5,300	5,390
Pfizer Inc. 4.40% 2044	750	769
ERP Operating LP 5.125% 2016	1,110	1,192
ERP Operating LP 4.75% 2020	9,200	10,283
ERP Operating LP 4.625% 2021	2,020	2,226
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,4]	1,470	1,587
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,4]	4,546	4,820
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.775% 2049[3,4]	1,120	1,234
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[3,4]	3,020	3,384
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.418% 2051[3,4]	2,315	2,632
Prologis, Inc. 3.35% 2021	1,500	1,524
Prologis, Inc. 4.25% 2023	11,545	12,067
Burlington Northern Santa Fe LLC 3.05% 2022	5,815	5,807
Burlington Northern Santa Fe LLC 3.00% 2023	2,375	2,339
Burlington Northern Santa Fe LLC 3.75% 2024	3,975	4,108
Burlington Northern Santa Fe LLC 4.90% 2044	565	605
Reynolds Group Inc. 9.00% 2019	3,500	3,723
Reynolds Group Inc. 9.875% 2019	1,635	1,821
Reynolds Group Inc. 5.75% 2020	6,900	7,314
Holcim Ltd. 6.00% 2019[6]	3,222	3,737
Holcim Ltd. 5.15% 2023[6]	8,230	9,093
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[6]	3,000	3,049
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,475
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	4,000	4,240
United Mexican States Government Global, Series A, 3.625% 2022	7,800	8,112
United Mexican States Government Global 5.55% 2045	4,000	4,560
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

TransCanada PipeLines Ltd. 6.50% 2018	US$ 5,000	US$ 5,942
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,698
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,913
Barclays Bank PLC 2.50% 2019	12,285	12,455
Neiman Marcus, Term Loan B, 4.25% 2020[3,4,9]	4,378	4,375
Neiman Marcus Group LTD Inc. 8.00% 2021[6]	2,175	2,354
Neiman Marcus Group LTD Inc. 8.75% 2021[4,5,6]	4,825	5,283
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[3]	7,165	7,740
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3,4]	3,000	3,306
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,4]	840	922
CVS Caremark Corp. 4.00% 2023	11,375	11,920
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	2,647	2,892
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,6]	8,000	8,920
Dell, Inc. Term Loan B, 4.50% 2020[3,4,9]	11,691	11,762
CEVA Group PLC 4.00% 2018[6]	3,000	2,820
CEVA Group PLC, Term Loan B, 6.50% 2021[3,4,9]	1,405	1,380
CEVA Group PLC, Term Loan, 6.50% 2021[3,4,9]	1,019	1,001
CEVA Group PLC, LOC, 6.50% 2021[3,4,9]	969	951
CEVA Group PLC, Term Loan, 6.50% 2021[3,4,9]	176	173
CEVA Group PLC 7.00% 2021[6]	3,550	3,665
CEVA Group PLC 9.00% 2021[6]	1,700	1,760
National Grid PLC 6.30% 2016	10,575	11,716
First Quantum Minerals Ltd. 6.75% 2020[6]	5,642	5,839
First Quantum Minerals Ltd. 7.00% 2021[6]	5,642	5,832
Argentina (Republic of) 7.00% 2015	5,800	5,540
Argentina (Republic of) 7.00% 2017	6,400	5,886
Cox Communications, Inc. 2.95% 2023[6]	11,575	11,003
Xstrata Canada Financial Corp. 2.70% 2017[4,6]	2,125	2,183
Glencore Xstrata LLC 1.586% 2019[4,6]	8,725	8,804
Celgene Corp 3.625% 2024	6,760	6,786
Celgene Corp 4.625% 2044	3,990	4,005
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
	Series 2014-A, 1.004% 2031[3,4,6]	10,670
10,692
Express Scripts Inc. 3.125% 2016	10,250	10,683
iStar Financial Inc. 4.875% 2018	5,000	5,038
iStar Financial Inc. 5.00% 2019	5,600	5,628
Telecom Italia Capital SA 7.175% 2019	2,245	2,606
Telecom Italia Capital SA 5.303% 2024[6]	8,000	8,050
Transocean Inc. 5.05% 2016	1,520	1,652
Transocean Inc. 2.50% 2017	6,415	6,555
Transocean Inc. 6.375% 2021	2,060	2,386
Hospitality Properties Trust 6.30% 2016	1,000	1,068
Hospitality Properties Trust 6.70% 2018	7,580	8,544
Hospitality Properties Trust 5.00% 2022	250	265
Hospitality Properties Trust 4.50% 2023	690	704
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.401% 2044[3,4]	4,861	5,056
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	5,147	5,524
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[3]	250	273
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[3,4]	6,756	7,291
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[3]	900	995
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,4]	1,270	1,393
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[3,4]	400	438
US Investigations Services, Inc., Term Loan B, 5.00% 2015[3,4,9]	1,205	1,193
US Investigations Services, Inc., Term Loan D, 7.75% 2015[3,4,9]	2,086	2,078
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

US Investigations Services, Inc. 10.50% 2015[6]	US$ 1,900	US$ 1,715
US Investigations Services, Inc. 11.75% 2016[6]	1,035	859
Altegrity, Inc. 9.50% 2019[6]	4,500	4,500
Digicel Group Ltd. 8.25% 2020[6]	7,750	8,486
Digicel Group Ltd. 7.125% 2022[6]	1,700	1,777
Tennessee Valley Authority 5.88% 2036	2,250	2,908
Tennessee Valley Authority 5.25% 2039	6,000	7,284
BP Capital Markets PLC 0.643% 2016[4]	10,000	10,052
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[3,4,9]	1,067	1,070
Kinetic Concepts, Inc. 10.50% 2018	3,845	4,354
Kinetic Concepts, Inc. 12.50% 2019	4,000	4,620
Frontier Communications Corp. 8.50% 2020	1,775	2,103
Frontier Communications Corp. 9.25% 2021	6,525	7,838
Nigeria (Republic of) 5.125% 2018[6]	3,400	3,537
Nigeria (Republic of) 6.375% 2023	4,450	4,823
Nigeria (Republic of) 6.375% 2023[6]	1,425	1,544
McKesson Corp. 3.25% 2016	740	770
McKesson Corp. 2.284% 2019	4,610	4,631
McKesson Corp. 3.796% 2024	2,920	2,989
McKesson Corp. 4.883% 2044	1,305	1,363
British American Tobacco International Finance PLC 9.50% 2018[6]	7,485	9,735
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,475	1,780
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,629	5,461
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,120	2,464
Bank of New York Mellon Corp. 3.65% 2024	9,300	9,603
Standard Chartered PLC 3.85% 2015[6]	5,830	5,985
Standard Chartered PLC 3.20% 2016[6]	3,365	3,508
Forest Laboratories, Inc. 4.375% 2019[6]	1,185	1,281
Forest Laboratories, Inc. 5.00% 2021[6]	7,435	8,166
RCI Banque 3.50% 2018[6]	9,000	9,432
Serbia (Republic of) 4.875% 2020	2,090	2,121
Serbia (Republic of) 7.25% 2021	6,330	7,240
Numerical Group SA, First Lien, 4.875% 2019[6]	700	719
Numerical Group SA, First Lien, 6.00% 2022[6]	5,850	6,091
Numerical Group SA, First Lien, 6.25% 2024[6]	2,400	2,508
Boyd Gaming Corp. 9.125% 2018	2,000	2,138
Boyd Gaming Corp. 9.00% 2020	6,475	7,163
Enbridge Inc. 4.00% 2023	7,750	8,073
Enbridge Inc. 4.50% 2044	1,100	1,088
NGPL PipeCo LLC 7.119% 2017[6]	1,500	1,530
NGPL PipeCo LLC 9.625% 2019[6]	6,900	7,590
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[3]	2,059	2,061
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[3]	6,500	7,054
Colbun SA 6.00% 2020[6]	8,150	9,084
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,4,9]	5,815	5,862
Ortho-Clinical Diagnostics Inc. 6.625% 2022[6]	3,175	3,155
Imperial Tobacco Finance PLC 3.50% 2023[6]	9,050	8,978
Colombia (Republic of) Global 4.375% 2021	8,300	8,927
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[3]	4,782	5,213
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[3]	3,706	3,706
NII Capital Corp. 10.00% 2016	125	39
NII Capital Corp. 7.875% 2019[6]	4,150	3,621
NII Capital Corp. 8.875% 2019	2,625	1,050
NII Capital Corp. 11.375% 2019[6]	1,600	1,428
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

NII Capital Corp. 7.625% 2021	US$9,000	US$2,633
American Express Co. 1.55% 2018	8,750	8,729
Norfolk Southern Corp. 5.75% 2016	4,265	4,583
Norfolk Southern Corp. 3.00% 2022	4,000	4,005
E.ON International Finance BV 5.80% 2018[6]	7,500	8,567
Novartis Capital Corp. 3.40% 2024	6,580	6,674
Novartis Capital Corp. 4.40% 2044	1,750	1,826
Transportadora de Gas Peru SA 4.25% 2028[3,6]	8,960	8,490
Progress Energy, Inc. 7.05% 2019	4,380	5,351
Progress Energy, Inc. 7.75% 2031	1,990	2,817
MidAmerican Energy Holdings Co. 3.75% 2023	6,550	6,757
MidAmerican Energy Holdings Co. 5.15% 2043	975	1,096
ABB Finance (USA) Inc. 1.625% 2017	3,000	3,039
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,802
Thomson Reuters Corp. 4.30% 2023	4,250	4,462
Thomson Reuters Corp. 5.65% 2043	2,980	3,293
Banco de Crédito del Perú 5.375% 2020[6]	7,000	7,709
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[3,4,9]	2,736	2,748
Freescale Semiconductor, Inc. 6.00% 2022[6]	4,600	4,911
LightSquared, Term Loan B, 12.00% 2014[3,5,9,10]	5,845	7,657
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	4,057	4,225
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,6]	3,000	3,401
inVentiv Health Inc. 9.00% 2018[6]	7,000	7,560
Roche Holdings, Inc. 7.00% 2039[6]	5,290	7,519
Orange SA 2.75% 2019	4,760	4,880
Orange SA 5.50% 2044	2,250	2,518
Volkswagen International Finance NV 2.875% 2016[6]	1,900	1,972
Volkswagen International Finance NV 4.00% 2020[6]	5,000	5,426
Select Medical Holdings Corp. 6.375% 2021	6,910	7,256
CMS Energy Corp. 8.75% 2019	1,312	1,693
CMS Energy Corp. 5.05% 2022	1,458	1,659
CMS Energy Corp. 3.875% 2024	480	499
CMS Energy Corp. 4.875% 2044	3,196	3,372
ENA Norte Trust 4.95% 2028[3,6]	6,961	7,222
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[3,4,9]	3,815	3,797
Ply Gem Industries, Inc. 6.50% 2022[6]	3,525	3,415
Kenya (Rebulic of) 5.875 2019[6]	600	613
Kenya (Rebulic of) 6.875 2024[6]	6,330	6,596
VEB Finance Ltd. 6.902% 2020[6]	6,600	7,178
EDP Finance BV 6.00% 2018[6]	4,000	4,410
EDP Finance BV 5.25% 2021[6]	2,500	2,656
Gazprom OJSC 5.999% 2021[6]	3,900	4,178
Gazprom OJSC, Series 9, 6.51% 2022	2,650	2,885
ConAgra Foods, Inc. 1.30% 2016	2,800	2,824
ConAgra Foods, Inc. 3.20% 2023	4,210	4,072
Fiat SpA 8.25% 2021	5,800	6,583
Exxon Mobil Corp. 1.819% 2019	3,500	3,526
Exxon Mobil Corp. 3.176% 2024	2,900	2,961
Arch Coal, Inc., Term Loan B1, 6.25% 2018[3,4,9]	4,466	4,392
Arch Coal, Inc. 7.00% 2019	2,675	2,040
Allegiant Travel Co. 5.50% 2019	6,250	6,383
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,493
Anadarko Petroleum Corp. 8.70% 2019	3,000	3,868
Samson Investment Co. 10.75% 2020[6]	5,940	6,289
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

PNC Financial Services Group, Inc. 2.854% 2022	US$2,250	US$2,199
PNC Financial Services Group, Inc. 3.90% 2024	3,975	4,056
Essex Portfolio L.P. 3.25% 2023	2,870	2,806
Essex Portfolio L.P. 3.875% 2024[6]	3,360	3,421
Jaguar Land Rover PLC 8.125% 2021[6]	5,500	6,215
ConvaTec Finance International SA 8.25% 2019[4,5,6]	6,020	6,171
General Electric Co. 2.70% 2022	3,000	2,950
General Electric Capital Corp. 3.45% 2024	3,180	3,196
France Government Agency-Guaranteed, Société Finance 2.875% 2014[6]	6,070	6,106
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[3]	2,877	3,157
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,4]	460	512
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[3,4]	2,110	2,406
Tenet Healthcare Corp. 8.125% 2022	5,230	6,067
Carnival Corp. 3.95% 2020	5,700	6,032
Commonwealth Bank of Australia 0.75% 2017[3,6]	6,000	6,018
Schering-Plough Corp. 6.00% 2017	3,275	3,762
Merck & Co., Inc. 2.80% 2023	2,295	2,246
R.R. Donnelley & Sons Co. 7.875% 2021	2,775	3,205
R.R. Donnelley & Sons Co. 6.50% 2023	2,625	2,756
Post Holdings, Inc. 6.75% 2021[6]	2,900	3,085
Post Holdings, Inc. 7.375% 2022	2,500	2,713
Altice Finco SA 6.50% 2022[6]	3,900	4,163
Altice Finco SA 8.125% 2024[6]	1,475	1,634
Cenovus Energy Inc. 3.00% 2022	1,312	1,291
Cenovus Energy Inc. 3.80% 2023	4,350	4,490
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[3,4,9]	5,750	5,768
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	5,461	5,727
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,4,9]	5,701	5,705
DJO Finance LLC 9.75% 2017	2,795	2,942
DJO Finance LLC 7.75% 2018	910	960
DJO Finance LLC 8.75% 2018	425	459
DJO Finance LLC 9.875% 2018	1,215	1,318
Baxter International Inc. 1.85% 2018	2,995	3,002
Baxter International Inc. 3.20% 2023	2,616	2,598
Enterprise Products Operating LLC 3.90% 2024	3,430	3,556
Enterprise Products Operating LLC 4.85% 2044	300	310
Enterprise Products Operating LLC 5.10% 2045	1,590	1,701
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	5,200	5,551
United Rentals, Inc. 7.375% 2020	5,000	5,550
Union Pacific Corp. 2.25% 2019	1,375	1,401
Union Pacific Corp. 3.646% 2024	1,850	1,929
Union Pacific Corp. 4.821% 2044	1,990	2,180
Oracle Corp. 3.40% 2024	5,450	5,438
Coca-Cola Co. 3.20% 2023	5,370	5,436
PDC Energy Inc. 7.75% 2022	4,850	5,432
QGOG Constellation SA 6.25% 2019[6]	5,350	5,430
Reynolds American Inc. 4.85% 2023	510	547
Reynolds American Inc. 6.15% 2043	4,230	4,854
BNP Paribas 5.00% 2021	1,500	1,672
BNP Paribas, junior subordinated 7.195% (undated)[4,6]	3,200	3,728
SBC Communications Inc. 5.10% 2014	3,909	3,943
AT&T Inc. 4.80% 2044	1,390	1,427
Slovenia (Republic of) 4.375% 2022[6]	5,000	5,363
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

VPI Escrow Corp. 6.375% 2020[6]	US$1,475	US$1,573
VPI Escrow Corp. 7.50% 2021[6]	3,410	3,789
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[3]	3,660	3,970
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[3]	965	1,053
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[3,4]	265	293
Pernod Ricard SA 4.45% 2022[6]	4,945	5,278
Marks and Spencer Group PLC 6.25% 2017[6]	4,500	5,084
Gates Global LLC, Term Loan B, 4.25% 2021[3,4,9]	2,450	2,445
Gates Global LLC 6.00% 2022[6]	2,625	2,638
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,9]	5,034	5,060
Teco Finance, Inc. 4.00% 2016	20	21
Teco Finance, Inc. 5.15% 2020	270	305
Tampa Electric Co. 4.10% 2042	3,140	3,070
Tampa Electric Co. 4.35% 2044	1,620	1,659
CEMEX Finance LLC 7.25% 2021[6]	2,750	3,032
CEMEX Finance LLC 9.375% 2022[6]	1,635	1,931
JMC Steel Group Inc. 8.25% 2018[6]	4,800	4,920
Devon Energy Corp. 2.25% 2018	520	527
Devon Energy Corp. 3.25% 2022	3,535	3,565
Devon Energy Corp. 4.75% 2042	725	755
Michaels Stores, Inc. 7.50% 2018[4,5,6]	1,700	1,745
Michaels Stores, Inc. 7.75% 2018	2,900	3,074
ACE INA Holdings Inc. 2.60% 2015	1,625	1,669
ACE INA Holdings Inc. 3.35% 2024	3,110	3,142
HSBK (Europe) BV 7.25% 2021[6]	4,375	4,782
Home Depot, Inc. 4.40% 2045	4,710	4,761
Regions Financial Corp. 7.75% 2014	103	106
Regions Financial Corp., Series A-I, 5.20% 2015	200	206
Regions Financial Corp. 5.75% 2015	295	308
Regions Financial Corp. 2.00% 2018	4,100	4,089
Needle Merger Sub Corp. 8.125% 2019[6]	4,565	4,702
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[6]	4,655	4,666
Sabine Pass Liquefaction, LLC 5.625% 2021	1,600	1,700
Sabine Pass Liquefaction, LLC 5.75% 2024[6]	2,825	2,949
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,4]	1,750	1,949
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,4]	2,375	2,689
Dominican Republic 7.50% 2021[3,6]	4,000	4,586
Royal Bank of Scotland PLC 4.375% 2016	3,000	3,170
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,371
PTT Exploration & Production Ltd. 5.692% 2021[6]	4,045	4,517
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,4,9]	564	565
Univision Communications Inc. 8.50% 2021[6]	3,500	3,898
Pacific Rubiales Energy Corp. 5.375% 2019[6]	4,250	4,441
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,4]	2,240	2,247
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.033% 2050[3,4]	1,950	2,181
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,382
CoBank, ACB 7.875% 2018[6]	430	512
CoBank, ACB 0.831% 2022[4,6]	4,275	3,858
Builders Firstsource 7.625% 2021[6]	4,075	4,370
Export-Import Bank of Korea 4.375% 2021	4,000	4,357
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,516
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,763
Alcatel-Lucent USA Inc. 4.625% 2017[6]	2,075	2,153
Alcatel-Lucent USA Inc. 6.75% 2020[6]	800	856
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Alcatel-Lucent USA Inc. 8.875% 2020[6]	US$1,075	US$1,223
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,025	4,191
McClatchy Co. 9.00% 2022	3,650	4,184
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	1,327	1,426
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,706
Bahrain Government 5.50% 2020	3,740	4,114
Mondelez International, Inc. 4.00% 2024	3,950	4,097
Toyota Motor Credit Corp. 2.75% 2021	4,000	4,035
Simon Property Group, LP 10.35% 2019	2,975	4,034
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,565
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,392
Teekay Corp. 8.50% 2020	3,400	3,944
Philip Morris International Inc. 1.875% 2019	3,925	3,917
State of Qatar 4.50% 2022[6]	3,500	3,863
Diamond Offshore Drilling, Inc. 4.875% 2043	3,770	3,810
Government National Mortgage Assn. 2.50% 2028[3]	3,680	3,788
Wind Acquisition SA 7.25% 2018[6]	2,050	2,168
Wind Acquisition SA 7.375% 2021[6]	1,500	1,605
Comision Federal de Electricidad 4.875% 2024[6]	3,500	3,745
American Campus Communities, Inc. 3.75% 2023	3,090	3,058
American Campus Communities, Inc. 4.125% 2024	635	645
Iron Mountain Inc. 5.75% 2024	3,550	3,674
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,4,9]	720	721
Playa Resorts Holding BV 8.00% 2020[6]	2,725	2,950
Warner Music Group 6.75% 2022[6]	3,550	3,568
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,547
Veolia Environnement 6.00% 2018	1,500	1,696
Veolia Environnement 6.75% 2038	1,500	1,826
QBE Insurance Group Ltd. 2.40% 2018[6]	3,500	3,503
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	601	645
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	189	212
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,259	2,588
Kraft Foods Inc. 2.25% 2017	1,590	1,633
Kraft Foods Inc. 5.375% 2020	1,570	1,788
Patheon Inc., Term Loan B, 4.25% 2021[3,4,9]	2,890	2,872
Patheon Inc. 7.50% 2022[6]	445	462
Caesars Entertainment Operating Co. 9.00% 2020	3,975	3,329
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,538
Brandywine Operating Partnership, LP 5.70% 2017	15	17
Brandywine Operating Partnership, LP 3.95% 2023	750	756
Schlumberger Investment SA 3.65% 2023	3,160	3,291
Nortek Inc. 10.00% 2018	2,050	2,219
Nortek Inc. 8.50% 2021	950	1,055
Rio Tinto Finance (USA) Ltd. 2.875% 2022	3,340	3,265
Altice Finco SA, First Lien, 7.75% 2022[6]	3,025	3,237
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,234
Academy Sports 9.25% 2019[6]	3,000	3,233
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,173
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	2,915	3,134
Popular, Inc. 7.00% 2019	3,065	3,126
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[6]	2,840	3,110
Viacom Inc. 5.85% 2043	2,675	3,079
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,502
Alpha Natural Resources, Inc. 7.50% 2020[6]	1,550	1,504
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Amgen Inc. 2.20% 2019	US$2,500	US$2,500
Amgen Inc. 3.625% 2024	500	505
American Electric Power Co. 1.65% 2017	2,960	2,978
Chevron Corp. 3.191% 2023	2,900	2,949
LSB Industries, Inc. 7.75% 2019	2,735	2,940
HCA Inc. 5.00% 2024	2,850	2,897
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,875
Realogy Corp. 3.375% 2016[6]	2,750	2,791
Realogy Corp., LOC, 4.50% 2016[3,4,9]	80	80
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,4,9]	2,810	2,842
Serena Software, Inc. Term Loan B 7.50% 2020[3,4,9]	2,750	2,782
UnitedHealth Group Inc. 2.875% 2023	2,825	2,775
UDR, Inc., Series A, 5.25% 2015	2,680	2,747
WellPoint, Inc. 2.30% 2018	2,645	2,697
Toys “R” Us-Delaware, Inc. 7.375% 2016[6]	2,000	1,860
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,4,9]	955	773
PRA Holdings, Inc. 9.50% 2023[6]	2,335	2,606
Rice Energy Inc. 6.25% 2022[6]	2,525	2,591
Toronto-Dominion Bank 2.375% 2016	2,500	2,589
Citycenter, Term Loan B, 5.00% 2020[3,4,9]	2,562	2,586
Athlon Energy Inc. 6.00% 2022[6]	2,475	2,568
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	2,225	2,528
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,4,9]	2,462	2,474
Genworth Holdings, Inc. 4.90% 2023	2,300	2,465
Schaeffler Holding Finance BV 6.875% 2018[4,5,6]	2,225	2,356
WM. Wrigley Jr. Co 3.375% 2020[6]	2,215	2,296
Delhaize Group 5.70% 2040	2,129	2,275
Del Monte Corp. 7.625% 2019	2,077	2,167
CEC Entertainment, Inc. 8.00% 2022[6]	2,075	2,158
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,681
Canadian Natural Resources Ltd. 3.80% 2024	425	439
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,116
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[6]	2,065	2,111
CNA Financial Corp. 7.35% 2019	1,200	1,483
CNA Financial Corp. 3.95% 2024	585	604
BE Aerospace, Inc. 5.25% 2022	1,875	2,051
Goodman Funding Pty Ltd. 6.375% 2020[6]	1,760	2,049
Walter Energy, Inc. 9.50% 2019[6]	2,000	2,038
Venezuela (Republic of) 9.25% 2027	2,315	1,991
International Paper Co. 7.30% 2039	1,410	1,907
LMI Aerospace Inc. 7.375% 2019[6]	1,825	1,875
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,851
Milacron LLC 7.75% 2021[6]	1,650	1,815
SABMiller Holdings Inc. 4.95% 2042[6]	1,645	1,781
TRAC Intermodal 11.00% 2019	1,525	1,754
AAF Holdings LLC 12.00% 2019[3,4,5,6]	1,700	1,753
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,750	1,745
HBOS PLC 6.75% 2018[6]	1,490	1,719
BBVA Bancomer SA 6.50% 2021[6]	1,455	1,648
Weyerhaeuser Real Estate Co 5.875 2024[6]	1,550	1,600
Corporate Office Properties Trust 3.60% 2023	1,610	1,542
EnLink Midstream Partners, LP 2.70% 2019	495	503
EnLink Midstream Partners, LP 4.40% 2024	975	1,025
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,513
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Croatian Government 6.75% 2019[6]	US$1,300	US$ 1,464
Leucadia National Corp. 5.50% 2023	1,375	1,462
Western Gas Partners LP 2.60% 2018	130	133
Western Gas Partners LP 4.00% 2022	1,250	1,296
Ceridian LLC / Comdata Inc. 8.125% 2017[6]	1,375	1,392
CME Group Inc. 5.30% 2043	1,185	1,370
Province of Manitoba 3.05% 2024	1,350	1,363
News America Inc. 5.40% 2043	1,150	1,286
BHP Billiton Finance (USA) Ltd. 5.00% 2043	1,150	1,274
CRC Health Corp, Term Loan, 5.25% 2021[3,4,9]	1,262	1,273
Piedmont Operating Partnership LP 3.40% 2023	1,250	1,190
Kroger Co. 6.80% 2018	1,000	1,185
DISH DBS Corp. 4.625% 2017	1,100	1,170
Vodafone Group PLC 2.50% 2022	1,136	1,068
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[3,4]	890	990
Ardagh Packaging Finance 6.00% 2021[6]	915	918
Petrobras International Finance Co. 5.375% 2021	345	361
Petrobras International Finance Co. 6.75% 2041	250	259
Petrobras Global Finance Co. 5.625% 2043	175	159
Spectra Energy Partners, LP 4.75% 2024	610	662
Ecopetrol SA 5.875% 2045	600	625
TransDigm Inc. 5.50% 2020	600	613
Time Warner Cable Inc. 4.00% 2021	500	535
Crescent Resources 10.25% 2017[6]	475	534
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	528
Santander Issuances, SA Unipersonal 6.50% 2019[4,6]	400	402
JBS SA 7.75% 2020[6]	280	302
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[3,4,9]	270	258
Iraq (Republic of) 5.80% 2028[3,6]	250	227
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[3,4,9,11]	44	41
		5,839,786
Total bonds, notes & other debt instruments (cost: $11,978,627,000)		12,380,819
Convertible securities 0.02%

U.S. dollars 0.02%	Shares

CEVA Group PLC, Series A-2, 2.234% convertible preferred[11,12]	1,141	1,312
CEVA Group PLC, Series A-1, 3.234% convertible preferred[11]	719	1,096
Total convertible securities (cost: $2,416,000)		2,408
Common stocks 0.01%

U.S. dollars 0.01%

CEVA Group PLC[6,11,13]	527	606
Atrium Corp.[6,11,13]	191	—
Total common stocks (cost: $736,000)		606
	Principal amount	Value
Short-term securities 9.99%	(000)	(000)

Federal Home Loan Bank 0.06%–0.085% due 8/1/2014–1/29/2015	US$250,500	US$ 250,425
Freddie Mac 0.055%–0.14% due 9/26/2014–6/11/2015	211,325	211,181
Svenska Handelsbanken Inc. 0.15%–0.17% due 8/18–8/26/2014[6]	162,100	162,067
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/22/2014[6]	83,300	83,293
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14% due 7/9/2014	35,900	35,899
Gotham Funding Corp. 0.16% due 7/1/2014[6]	11,500	11,500
Bank of Nova Scotia 0.145%–0.155% due 7/17–8/19/2014	124,600	124,586
GlaxoSmithKline Finance PLC 0.12% due 8/5/2014[6]	58,400	58,392
Toronto-Dominion Holdings USA Inc. 0.11%–0.14% due 7/1–7/15/2014[6]	55,900	55,900
Sumitomo Mitsui Banking Corp. 0.21% due 8/11/2014[6]	53,300	53,288
Fannie Mae 0.06%–0.085% due 11/4–12/10/2014	50,200	50,187
BNZ International Funding Ltd. 0.15% due 7/23/2014[6]	40,000	39,996
Commonwealth Bank of Australia 0.14% due 8/7/2014[6]	38,100	38,096
Total Capital Canada Ltd. 0.09% due 7/18/2014[6]	35,200	35,198
Paccar Financial Corp. 0.10% due 7/30/2014	34,200	34,196
Australia & New Zealand Banking Group, Ltd. 0.14% due 9/5/2014[6]	32,500	32,489
Nordea Bank AB 0.185% due 8/29/2014[6]	25,000	24,994
Reckitt Benckiser Treasury Services PLC 0.22% due 11/24/2014[6]	20,000	19,985
American Honda Finance Corp. 0.11% due 7/22/2014	10,000	9,999
Total short-term securities (cost: $1,331,623,000)		1,331,671
Total investment securities (cost: $13,313,402,000)		13,715,504
Other assets less liabilities		(390,710)
Net assets		US$13,324,794

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $1,651,211,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
British pounds	7/10/2014	Barclays Bank PLC	£15,746	$26,341	US$ 604
British pounds	7/16/2014	UBS AG	£40,200	$67,625	1,164
Euros	8/4/2014	Citibank	€44,476	$60,900	10
Japanese yen	7/16/2014	UBS AG	¥8,020,873	$78,844	342
Japanese yen	7/16/2014	Citibank	¥8,178,076	$80,500	238
Japanese yen	7/18/2014	UBS AG	¥8,010,156	$78,137	944
Japanese yen	7/24/2014	Bank of New York Mellon	¥11,793,873	$115,831	612
Japanese yen	7/31/2014	UBS AG	¥7,325,621	$72,081	249
Japanese yen	8/20/2014	HSBC Bank	¥2,749,523	$27,119	32
Japanese yen	8/22/2014	UBS AG	¥2,742,208	$27,097	(17)
Japanese yen	8/22/2014	Barclays Bank PLC	¥5,160,129	$51,000	(43)
					US$4,135

Sales:
Australian dollars	7/14/2014	HSBC Bank	$6,956	A$7,500	US$ (108)
British pounds	7/9/2014	UBS AG	$5,970	£3,575	(147)
British pounds	7/11/2014	Bank of New York Mellon	$11,866	£7,100	(284)
British pounds	7/16/2014	HSBC Bank	$2,094	£1,250	(45)
British pounds	7/17/2014	Bank of New York Mellon	$21,498	£12,800	(405)
British pounds	7/23/2014	HSBC Bank	$12,569	£7,375	(50)
British pounds	8/11/2014	UBS AG	$3,253	£2,000	(64)
Canadian dollars	7/15/2014	HSBC Bank	$5,936	C$6,500	(153)
Canadian dollars	9/29/2014	UBS AG	¥2,732,568	C$28,855	11
Euros	7/3/2014	Bank of New York Mellon	¥1,584,934	€11,120	419
Euros	7/9/2014	UBS AG	$19,027	€14,000	(144)
Euros	7/9/2014	Citibank	$39,247	€28,685	(33)
Euros	7/14/2014	HSBC Bank	$26,561	€19,140	351
Euros	7/16/2014	HSBC Bank	$4,939	€3,624	(23)
Euros	7/18/2014	Citibank	$12,337	€9,050	(56)
Euros	7/18/2014	UBS AG	$3,646	€2,675	(17)
Euros	7/23/2014	JPMorgan Chase	$1,567	€1,150	(8)
Euros	8/4/2014	HSBC Bank	$511	€375	(2)
Euros	8/5/2014	Citibank	$13,172	€9,500	162
Euros	8/11/2014	UBS AG	$32,715	€24,000	(154)
Euros	8/29/2014	Barclays Bank PLC	$25,447	€18,690	(152)
Euros	9/15/2014	Citibank	$10,387	€7,675	(126)
Euros	9/23/2014	Bank of America, N.A.	$21,678	€15,910	(115)
Euros	9/25/2014	Citibank	£10,500	€13,130	(28)
Euros	9/29/2014	UBS AG	$3,205	€2,350	(14)
Euros	9/30/2014	Barclays Bank PLC	$52,025	€38,200	(301)
Israeli shekels	9/12/2014	Barclays Bank PLC	€19,996	ILS93,800	65
Japanese yen	7/14/2014	HSBC Bank	$33,575	¥3,415,000	(139)
Philippine pesos	7/17/2014	JPMorgan Chase	$5,986	PHP261,725	(7)
Polish zloty	7/9/2014	HSBC Bank	€18,996	PLN79,550	(167)
Polish zloty	7/18/2014	Citibank	$3,834	PLN11,650	3
Swedish kronor	7/14/2014	UBS AG	€1,109	SKr10,060	13
Swedish kronor	7/18/2014	UBS AG	€14,260	SKr130,000	76
Swedish kronor	7/18/2014	UBS AG	£27,250	SKr305,200	963
Swedish kronor	7/28/2014	UBS AG	€8,162	SKr75,000	(43)
Swedish kronor	9/12/2014	UBS AG	€9,467	SKr86,000	105
Swedish kronor	9/15/2014	Citibank	$25,248	SKr169,270	(66)
Swedish kronor	9/29/2014	UBS AG	€8,702	SKr79,970	(39)
					US$ (722)
Forward currency contracts — net					US$3,413

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Step bond; coupon rate will increase at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,564,815,000, which represented 11.74% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $755,000, which represented ..01% of the net assets of the fund.
[8]	A portion or all of this security purchased on a TBA basis.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $88,962,000, which represented .67% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,055,000, which represented .02% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 3/10/2010 to 1/21/2011 at a cost of $1,687,000) may be subject to legal or contractual restrictions on resale.
[13]	Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Euros	$—	$ 3,005,034	$ —	$ 3,005,034
	Japanese yen	—	867,222	—	867,222
	British pounds	—	620,383	—	620,383
	Mexican pesos	—	436,815	—	436,815
	Polish zloty	—	366,988	—	366,988
	South Korean won	—	158,254	—	158,254
	Swedish kronor	—	157,023	—	157,023
	Colombian pesos	—	124,304	—	124,304
	Brazilian reais	—	109,987	—	109,987
	U.S. dollars	—	5,839,745	41	5,839,786
	Other currencies		695,023	—	695,023
	Convertible securities	—	2,408	—	2,408
	Common stocks	—	606	—	606
	Short-term securities	—	1,331,671	—	1,331,671
Total		$—	$13,715,463	$41	$13,715,504

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 6,363	$—	$ 6,363
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(2,950)	—	(2,950)
Total		$—	$ 3,413	$—	$ 3,413

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 512,833
Gross unrealized depreciation on investment securities	(123,876)
Net unrealized appreciation on investment securities	388,957
Cost of investment securities for federal income tax purposes	13,326,547

Key to abbreviations

G.O. = General Obligation

LOC = Letter of Credit

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-0814O-S42153

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2014